CONCENTRATIONS AND RISKS (Details - Concentration of suppliers) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Total purchases	$ 181,349	$ 130,044	$ 183,695
Supplier A [Member]
Concentration Risk [Line Items]
Total purchases	20,434	13,241	20,470
Supplier B [Member]
Concentration Risk [Line Items]
Total purchases			21,433
Supplier C [Member]
Concentration Risk [Line Items]
Total purchases			$ 19,430
Supplier D [Member]
Concentration Risk [Line Items]
Total purchases		22,321
Supplier E [Member]
Concentration Risk [Line Items]
Total purchases	44,971	$ 14,167
Supplier F [Member]
Concentration Risk [Line Items]
Total purchases	$ 29,260